CONVERTIBLE DEBENTURES AND PROMISSORY NOTES	12 Months Ended
Jan. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES [Text Block]

12. CONVERTIBLE DEBENTURES AND PROMISSORY NOTES

The Company early adopted ASU 2020-06 on February 1, 2021 using the full retrospective method. The adoption eliminates the cash conversion and beneficial conversion feature models used to separately account for embedded conversion features as a component of equity.

Transaction costs related to the issuance of convertible promissory notes are apportioned to their respective financial liability and equity components (if applicable) in proportion to the allocation of proceeds as a reduction to the carrying amount of each component.

When valuing the financial liability component of the convertible debentures and promissory notes, the Company used specific interest rates assuming no conversion features existed. The resulting liability component is accreted to its face value over the convertible note's term until its maturity date.

Convertible debentures

The following is the continuity of the Company's convertible debentures issued in Canadian dollars. All below disclosure is denominated in U.S. dollars:

	December 31, 2018 issuance	January 30, 2019 issuance	Total
	$	$	$
Balance, January 31, 2020	2,066,976	4,179,094	6,246,070
New issuances on exercise of warrants	1,749,065	3,939,377	5,688,442
Conversions	(4,075,959)	(8,682,514)	(12,758,473)
Interest	190,003	409,237	599,240
Accretion expense	251,990	473,248	725,238
Interest paid - cash	(250,879)	(534,039)	(784,918)
Foreign exchange loss	68,804	215,597	284,401
Balance, January 31, 2021 and January 2022	-	-	-

The following transactions occurred during the year ended January 31, 2021:

(a) 262 convertible debentures were issued for gross proceeds of $195,734 (C$262,000). A total of $2,508,068 (C$3,209,000) in principal of the December 31, 2018 convertible debentures were converted into 4,011,250 common shares of the Company. The remaining balance outstanding is $nil.

(b) 497 convertible debentures were issued for gross proceeds of $371,297 (C$497,000). A total of $5,204,120 (C$6,673,000) in principal of the January 30, 2019 convertible debentures were converted into 8,341,250 common shares of the Company. The remaining balance outstanding is $nil.

(c) 1,988 warrants were exercised in connection with the convertible debentures issued on December 31, 2018, resulting in gross proceeds of $1,485,188 (C$1,988,000). 2,087 warrant debentures with a carrying amount of $1,632,114 (C$2,087,000) were converted into 2,313,322 common shares of the Company. At January 31, 2021, all warrants had been exercised or expired.

(d) 4,572 warrants were exercised in connection with the convertible debentures issued on January 30, 2019, resulting in gross proceeds of $3,415,633 (C$4,572,000). 4,587 warrant debentures issued under the January 30, 2019 issuance with a carrying amount of $3,595,099 (C$4,587,000) were converted into 5,098,872 common shares of the Company. At January 31, 2021, all warrants had been exercised or expired.

The following is a continuity of the Company's convertible promissory notes denominated in U.S. dollars:

	June 13, 2018	January 23, 2019	May 24, 2019
	issuance	issuance	issuance	Total
	$	$	$	$
Balance, January 31, 2020	639,665	175,000	918,316	1,732,981
Payment	-	(175,000)	-	(175,000)
Interest	48,733	-	100,274	149,007
Accretion expense	384,192	-	111,466	495,658
Balance, January 31, 2021	1,072,590	-	1,130,056	2,202,646
Payment	-	-	(1,210,000)	(1,210,000)
Interest	17,649	-	40,685	58,334
Accretion expense	191,203	-	39,259	230,462
Balance, January 31, 2022	1,281,442	-	-	1,281,442

On June 13, 2018, the Company issued convertible promissory notes to the vendors that sold Eco Firma Farms, LLC to the Company in the aggregate principal amount of $2,000,000. The convertible promissory notes were convertible at $1.00 per share. The convertible promissory notes accrue interest at a rate of 4% per annum, compounded annually, and were fully due and payable on June 13, 2021. The Company is in an ongoing dispute with the vendors over repayment (note 22).

On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes are exercisable in USD while the functional currency of the Company is Canadian dollars. The fair value of the conversion feature as at January 31, 2022 was $nil (January 31, 2021 - $409,007).

On January 23, 2019, the Company issued a convertible promissory note to the vendor that sold Megawood Enterprises, Inc. to the Company in the principal amount of $175,000. The convertible note is convertible into 35,000 common shares of the Company at a conversion price of C$5.00 per conversion share and may be converted at any time between October 24, 2019 and January 24, 2020. On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes are exercisable in USD while the functional currency of the Company is Canadian dollars. The fair value of the conversion feature as at January 31, 2022 was $nil (January 31, 2021 - $nil). On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares (note 15).

On May 24, 2019, the Company issued a two-year unsecured convertible promissory note to a debtor of Swell Companies in the principal amount of $1,000,000. The convertible note accrues interest at 10% per annum compounded annually and payable at maturity. The note is convertible into common shares of the Company at a conversion price of $1.56 per share and may be converted at the maturity date. On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes are exercisable in USD while the functional currency of the Company is Canadian dollars. The fair value of the conversion feature as at January 31, 2022 was $nil (January 31, 2021 - $76,150).

On May 24, 2021 the note was fully repaid.

Promissory notes

The following is a continuity of the Company's promissory notes denominated in U.S. dollars:

January 1, 2019
issuance
$
Balance, January 31, 2020	21,200,000
Payments	(7,013,333)
Balance, January 31, 2021	14,186,667
Payments	(6,080,000)
Balance, January 31, 2022	8,106,667
Current portion	6,080,000
Non-current portion	2,026,667

On January 1, 2019, the Company issued a promissory note to Mr. Newman, who sold Silver State to the Company in the principal amount of $30,000,000. The note is payable in the following principal instalments: $3,000,000 on April 1, 2019, $6,000,000 on each of July 1, 2019, October 1, 2019, January 1, 2020, and April 1, 2020, and $3,000,000 on July 1, 2020. The note accrues interest at a rate of 10% per annum. The note is secured by all of the outstanding membership interests, and a security interest in all of the assets, of Silver State.

On July 1, 2019, the terms of the promissory note payable for the acquisition of Silver State were amended to call for immediate payment of $2,000,000 plus accrued interest on July 1, 2019 followed by payments of $800,000 plus accrued interest on the first of each of August, September, October, November, and December 2019.

Effective November 21, 2019 and June 25, 2020, Mr. Newman and the Company agreed to further amend the terms of the secured promissory note due to Mr. Newman. The December 1, 2019 principal payment of $800,000 was cancelled and the monthly principal payments thereafter were reduced to $600,000 per month. Further, the annual interest rate on the note was reduced from 10% to 9.5%. The remaining balance on the note is due and payable on January 1, 2021. This modification resulted in a gain of $nil.

On November 19, 2020, the Company announced agreement with Mr. Newman that the remaining $15,200,000 principal outstanding on his senior secured Note, due to mature on January 1, 2021, has been amended with lower monthly payments amortized over a 30-month period. Commencing December 1, 2020, the monthly payments will be $506,667 plus interest. The interest rate at 9.5% is unchanged.

For the year ended January 31, 2022, interest expense was $1,032,691 (year ended January 31, 2021 - $1,643,363). Interest paid during the year ended January 31, 2022 was $1,082,500 (year ended January 31, 2021 - $1,715,750).